Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Change in fair value of mortgage servicing rights
Balance, beginning of period			$ 2,080	$ 2,080
Additions	2,204			13,886
Changes in fair value: Due to changes in model inputs or assumptions	(51)			4,782
Changes in fair value: Due to customer payments	(73)			(599)
Balance, end of period	2,080	29,939	4,430	20,149
Mortgage loans serviced for others	352,753			1,965,883
MSR as a percentage of serviced mortgage loans	0.59%			1.02%
MSR
Change in fair value of mortgage servicing rights
Balance, beginning of period		20,149	2,080	2,080
Additions		7,432	2,125
Changes in fair value: Due to changes in model inputs or assumptions		2,764	300
Changes in fair value: Due to customer payments		(406)	(75)
Balance, end of period	2,080	29,939	4,430	20,149
Mortgage loans serviced for others		$ 2,692,730	$ 602,771
MSR as a percentage of serviced mortgage loans		1.11%	0.73%
Assumptions used in measuring fair value
Weighted average constant prepayment rate (as a percent)	15.71%	9.92%	12.53%	9.72%
Weighted average discount rate (as a percent)	20.67%	11.58%	20.27%	12.37%
Weighted average life	5 years 8 months 12 days	7 years 4 months 24 days	6 years 7 months 6 days	7 years 7 months 6 days